Income Taxes - (Loss) Income Before Tax (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
(Loss) income before tax
United States					$ (109.5)	$ (53.0)
Foreign					1.6	0.4
Loss before income taxes	$ (30.5)	$ (31.0)	$ (87.4)	$ (75.5)	$ (107.9)	$ (52.6)